Oil and Gas Properties - Sensitivity of the Estimated Recoverable Amount of Possible Changes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ (833,700)
Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	$ 606,290
Impairment loss	(184,000)
Change in discount rate of 1%	26,500
Change in oil price of $2.50/bbl	53,000
Change in gas price of $0.25/mcf	3,500
Eagle Ford Non-operated CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	1,429,658
Impairment loss	(649,662)
Change in discount rate of 1%	71,300
Change in oil price of $2.50/bbl	107,600
Change in gas price of $0.25/mcf	$ 25,700